Subsequent Events (Details) - USD ($)											1 Months Ended															9 Months Ended		12 Months Ended
	Aug. 12, 2021	Jun. 24, 2021	Mar. 01, 2021	Feb. 03, 2021	Feb. 02, 2021	Feb. 01, 2021	Jan. 11, 2021	Sep. 11, 2020	Aug. 26, 2020	Jun. 08, 2020	Dec. 31, 2021	Jun. 29, 2021	Mar. 15, 2021	Feb. 23, 2021	Feb. 22, 2021	Feb. 19, 2021	Feb. 09, 2021	Jan. 31, 2021	Jan. 29, 2021	Jan. 28, 2021	Jan. 27, 2021	Jan. 25, 2021	Jan. 18, 2021	Aug. 24, 2020	May 21, 2020	Sep. 30, 2021	Sep. 30, 2020	Nov. 03, 2022	Dec. 31, 2020	Dec. 31, 2019	Jan. 27, 2022	Nov. 08, 2021	Nov. 04, 2021	Oct. 25, 2021	Oct. 10, 2021	Oct. 06, 2021	Jan. 14, 2021	Jun. 18, 2020	Apr. 08, 2020	Feb. 18, 2020	Feb. 04, 2019	Jan. 04, 2019	Apr. 16, 2018
Subsequent Events (Details) [Line Items]
Options of purchase shares (in Shares)
Principal amount of convertible debt																												$ 2,500,000
Gross proceeds																												$ 2,425,000
Accrues interest rate																												9.90%
Conversion price																												0.50%
Purchase of warrant (in Shares)																										5,400,000
Common stock of exercise price (in Dollars per share)																										$ 0.5
Conversion price (in Dollars per share)																																						$ 0.01
Repayment of loan																										$ 40,195	$ 391,780
Debt discount																										$ 216,340			$ 0
Conversion of shares (in Shares)												69,281														1,338,620
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion of principal amount																																$ 77,942
Accrued interest																																37,500
Spectrum Global Solutions, Inc. [Member]
Subsequent Events (Details) [Line Items]
Conversion of principal amount																																									$ 1,325,895	$ 1,460,000
Principal amount of convertible debt																													$ 3,000,000
Purchase shares of common stock																	$ 738,462
Conversion of principal amount							$ 29,000
Conversion price (in Dollars per share)																																								$ 7.8
Liquidation preference per share (in Dollars per share)																																											$ 3,500
Conversion price, description																													(i) two hundred (200) day anniversary of the date of issuance and (ii) the business day immediately preceding the listing of the Common Stock on a national securities exchange (the “Automatic Series D Conversion Date”), all remaining outstanding shares of Series D shall automatically convert into an aggregate number of shares of Common Stock equal to $15,900,000 divided by the greater of the Fixed Price and the Average Price. “Fixed Price” shall be defined as the closing price of the Common Stock on the trading day immediately preceding the date of issuance of the Series D. “Average Price” shall mean the average closing price of the Company’s common stock for the ten trading days immediately preceding, but not including, the conversion date.
Repayment of loan																													$ 6,836,492	$ 28,795,279
Debt discount																													$ 301,957	$ 352,055
Preferred stock, stated value per share (in Dollars per share)																	$ 1
Stock options exercise price (in Dollars per share)														$ 0.58
Spectrum Global Solutions, Inc. [Member] | GS Capital Partners, LLC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Accrued interest							2,803															$ 2,543
Purchase shares of common stock							$ 668,787															694,707
Conversion of principal amount																						$ 25,500
Spectrum Global Solutions, Inc. [Member] | IQ Financial Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest rate																					12.00%
Aggregate purchase price																					$ 600,000
Disbursements of fund received			$ 325,000																	$ 275,000
Spectrum Global Solutions, Inc. [Member] | Cedar Advance LLC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Repayment of loan																		$ 11,658		119,308
Total cash payment																				165,942
Debt discount																				$ 32,250
Spectrum Global Solutions, Inc. [Member] | SCS, LLC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion of principal amount						$ 39,030
Accrued interest						2,341
Purchase shares of common stock						919,356
Spectrum Global Solutions, Inc. [Member] | Cobra Equities SPV, LLC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion of principal amount													$ 104,000
Accrued interest						26,000							73,000			$ 136,000
Purchase shares of common stock						$ 760,234							$ 819,444			$ 809,524
Spectrum Global Solutions, Inc. [Member] | CCAG Investments, LLC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase shares of common stock				$ 1,015,505
Spectrum Global Solutions, Inc. [Member] | FJ Vulis and Associates, LLC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase shares of common stock																	$ 989,587
Spectrum Global Solutions, Inc. [Member] | Oasis Capital, LLC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase shares of common stock															$ 250,000
Spectrum Global Solutions, Inc. [Member] | Roger M. Ponder [Member]
Subsequent Events (Details) [Line Items]
Stock options granted (in Shares)														77,587
Spectrum Global Solutions, Inc. [Member] | Roger M. Ponder [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Non-qualified stock options granted (in Shares)														961,329
Stock options granted (in Shares)														323,763
Spectrum Global Solutions, Inc. [Member] | Keith W. Hayter [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock options granted (in Shares)														482,393
Cobra Equities SPV, LLC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion of principal amount																																	$ 32,500	$ 33,000		$ 12,442
Accrued interest																																		$ 1,500		$ 36,000
Shares issued of common stock (in Shares)																																	1,181,818	1,254,545		1,761,527
Keith Hayter [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion of principal amount																																$ 110,000
Shares issued of common stock (in Shares)																																1,833,333
Shares issued of series D preferred stock (in Shares)																																			140
Grant of stock options [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Options of purchase shares (in Shares)																												185,254
Common stock of exercise price																												0.5398%
FJ Vulis and Associates, LLC [Member] | Spectrum Global Solutions, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock issued for services (in Shares)																							642,000
Efrat Investments LLC [Member] | Spectrum Global Solutions, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase shares of common stock					$ 750,000
Efrat Investments LLC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest rate											12.00%
Convertible Promissory Notes [Member] | Spectrum Global Solutions, Inc. [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share)																																					$ 0.06
Convertible Promissory Notes [Member] | Spectrum Global Solutions, Inc. [Member] | IQ Financial Inc. [Member]
Subsequent Events (Details) [Line Items]
Interest rate																													12.00%
Conversion of principal amount																					$ 631,579
Crown Bridge Partners, LLC [Member] | Spectrum Global Solutions, Inc. [Member]
Subsequent Events (Details) [Line Items]
Common stock issued for services (in Shares)								250,000	170,500	85,000														170,000	50,000
Conversion price (in Dollars per share)								$ 1,000	$ 1,000	$ 1,000														$ 1,000	$ 1,000
Crown Bridge Partners, LLC [Member] | Spectrum Global Solutions, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion of principal amount																			$ 39,328
Total cash payment																			47,561
Accrued interest																			$ 8,233
Efrat Investments LLC [Member] | Spectrum Global Solutions, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion of principal amount					37,500
WaveTech [Member] | Spectrum Global Solutions, Inc. [Member]
Subsequent Events (Details) [Line Items]
Common stock issued for services (in Shares)																													1,027,844
Wave tech group agreed Issuance of common stock (in Shares)																													1,082,731
Forecast [Member] | Spectrum Global Solutions, Inc. [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share)																															$ 0.05
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share)	$ 1	$ 1
Conversion price (in Dollars per share)	$ 3																				$ 0.0975																	$ 0.2	$ 1,000
Conversion of shares (in Shares)	1,025,641	985,651
Series A Preferred Stock [Member] | Spectrum Global Solutions, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase shares of common stock					$ 397,272
Conversion price (in Dollars per share)																					$ 0.0975
Conversion of shares (in Shares)					38,734												72,000
Preferred stock, stated value per share (in Dollars per share)					$ 1
Series D Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Liquidation preference per share (in Dollars per share)																										$ 10,000
Series D Preferred Stock [Member] | Spectrum Global Solutions, Inc. [Member]
Subsequent Events (Details) [Line Items]
Conversion of principal amount																													$ 350,000
Liquidation preference per share (in Dollars per share)																													$ 10,000